Shareholder Report	6 Months Ended	32 Months Ended	120 Months Ended	131 Months Ended	156 Months Ended	157 Months Ended	246 Months Ended	397 Months Ended	433 Months Ended	1494 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	true
Amendment Description	Amended filing to correct incorrect values on the TSR.
Registrant Name	Segall Bryant & Hamill Trust
Entity Central Index Key	0000357204
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000211588
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Small Cap Value Fund
Class Name	Retail
Trading Symbol	SBRVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Value Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.sbhfunds.com
Expenses [Text Block]

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$55	1.10%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill Small Cap Value Fund – Retail Class returned 0.80% against a return of -0.85% for the Russell 2000® Value Index and 13.56% for the Fund’s regulatory broad-based securities market index, the Russell 3000® Index.

  For the first half of 2024, the three sectors that contributed most to the Fund’s returns on an absolute basis were Industrials, Information Technology, and Health Care. The Industrial sector continued to benefit from fiscal stimulus programs, re-shoring/on-shoring demand and the surging demand for data center build outs. Modine Manufacturing Co. was among the largest contributors to performance on an absolute basis. Modine performed well as new leadership pivoted to capitalize on data center cooling demand, which has seen that part of the business grow over 500%.

  The three sectors that detracted most from the Fund’s returns on an absolute basis over the first half of 2024 were Financials, Consumer Staples, and Materials. Financials was an underperformer as the Federal Reserve kept interest rates higher for longer. V.F. Corporation was among the largest detractors from performance on an absolute basis. V.F. underperformed due to a slower timeline of asset sales that were expected to deleverage balance sheet debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	SBH Small Cap Value - Retail	Russell 3000® Total Return Index	Russell 2000® Value Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$10,505	$10,729	$10,078
Jun-2016	$9,998	$10,959	$9,817
Jun-2017	$11,787	$12,987	$12,258
Jun-2018	$13,609	$14,907	$13,863
Jun-2019	$14,313	$16,246	$12,999
Jun-2020	$12,510	$17,306	$10,727
Jun-2021	$18,708	$24,950	$18,588
Jun-2022	$15,660	$21,490	$15,562
Jun-2023	$17,169	$25,563	$16,497
Jun-2024	$18,232	$31,475	$18,294

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years	Since Inception (12/09/2019)
SBH Small Cap Value - Retail	0.80%	6.19%	4.96%	6.19%	6.99%
Russell 3000® Total Return Index	13.56%	23.13%	14.14%	12.15%	12.84%
Russell 2000® Value Index	-0.85%	10.90%	7.07%	6.23%	7.06%

Performance Inception Date				Dec. 09, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 513,397,550	$ 513,397,550	$ 513,397,550	$ 513,397,550	$ 513,397,550	$ 513,397,550	$ 513,397,550	$ 513,397,550	$ 513,397,550	$ 513,397,550
Holdings Count | Holding	78	78	78	78	78	78	78	78	78	78
Advisory Fees Paid, Amount	$ 2,340,168
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$513,397,550
Number of Portfolio Holdings	78
Portfolio Turnover	15%
Advisory Fee	$2,340,628
Fees Waived/Reimbursed	$(460)
Net Advisory Fee	$2,340,168
Advisory Fee %	0.80%
Adviser Waiver %	0.00%
Net %	0.80%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Industrials	25.8%
Financials	15.9%
Materials	11.1%
Consumer Discretionary	9.1%
Health Care	8.3%
Information Technology	6.9%
Real Estate	6.8%
Energy	6.6%
Utilities	4.3%
Consumer Staples	1.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Equity Commonwealth	3.8%
Valmont Industries, Inc.	2.9%
REV Group, Inc.	2.8%
SPX Technologies, Inc.	2.8%
AZZ, Inc.	2.5%
ICU Medical, Inc.	2.5%
Belden, Inc.	2.4%
VF Corp.	2.2%
Apogee Enterprises, Inc.	2.0%
Goodyear Tire & Rubber Co. (The)	1.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
Updated Prospectus Web Address	www.sbhfunds.com
C000211587
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Small Cap Value Fund
Class Name	Institutional
Trading Symbol	SBHVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Value Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.sbhfunds.com
Expenses [Text Block]

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$47	0.95%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill Small Cap Value Fund – Institutional Class returned 0.87% against a return of -0.85% for the Russell 2000® Value Index and 13.56% for the Fund’s regulatory broad-based securities market index, the Russell 3000® Index.

  For the first half of 2024, the three sectors that contributed most to the Fund’s returns on an absolute basis were Industrials, Information Technology, and Health Care. The Industrial sector continued to benefit from fiscal stimulus programs, re-shoring/on-shoring demand and the surging demand for data center build outs. Modine Manufacturing Co. was among the largest contributors to performance on an absolute basis. Modine performed well as new leadership pivoted to capitalize on data center cooling demand, which has seen that part of the business grow over 500%.

  The three sectors that detracted most from the Fund’s returns on an absolute basis over the first half of 2024 were Financials, Consumer Staples, and Materials. Financials was an underperformer as the Federal Reserve kept interest rates higher for longer. V.F. Corporation was among the largest detractors from performance on an absolute basis. V.F. underperformed due to a slower timeline of asset sales that were expected to deleverage balance sheet debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date										Jul. 31, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 513,397,550	$ 513,397,550	$ 513,397,550	$ 513,397,550	$ 513,397,550	$ 513,397,550	$ 513,397,550	$ 513,397,550	$ 513,397,550	$ 513,397,550
Holdings Count | Holding	78	78	78	78	78	78	78	78	78	78
Advisory Fees Paid, Amount	$ 2,340,168
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$513,397,550
Number of Portfolio Holdings	78
Portfolio Turnover	15%
Advisory Fee	$2,340,628
Fees Waived/Reimbursed	$(460)
Net Advisory Fee	$2,340,168
Advisory Fee %	0.80%
Adviser Waiver %	0.00%
Net %	0.80%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Industrials	25.8%
Financials	15.9%
Materials	11.1%
Consumer Discretionary	9.1%
Health Care	8.3%
Information Technology	6.9%
Real Estate	6.8%
Energy	6.6%
Utilities	4.3%
Consumer Staples	1.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Equity Commonwealth	3.8%
Valmont Industries, Inc.	2.9%
REV Group, Inc.	2.8%
SPX Technologies, Inc.	2.8%
AZZ, Inc.	2.5%
ICU Medical, Inc.	2.5%
Belden, Inc.	2.4%
VF Corp.	2.2%
Apogee Enterprises, Inc.	2.0%
Goodyear Tire & Rubber Co. (The)	1.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
Updated Prospectus Web Address	www.sbhfunds.com
C000134695
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Small Cap Growth Fund
Class Name	Retail
Trading Symbol	WTSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.sbhfunds.com
Expenses [Text Block]

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$51	1.03%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill Small Cap Growth Fund – Retail Class returned 4.82% against a return of 4.44% for the Russell 2000® Growth Index and 13.56% for the Fund’s regulatory broad-based securities market index, the Russell 3000® Index.

  For the first half of 2024, the three sectors that contributed most to the Fund’s returns on an absolute basis were Health Care, Consumer Discretionary, and Financials. Health Care returns were primarily driven by solid company-specific results. The three individual securities that contributed the most on an absolute basis were TransMedics Group, Inc., Natera, Inc., and Insmed, Inc. Medical technology company TransMedics saw strong demand for its organ transplant services, which drove growth above expectations.

  The three sectors that detracted most from the Fund’s returns on an absolute basis over the first half of 2024 were Information Technology, Materials, and Real Estate. Information Technology returns were impacted by weak software and services results as firms evaluated new artificial intelligence technologies. The three individual securities that detracted the most on an absolute basis were Endava PLC, Sprout Social, Inc., and Arcadium Lithium PLC. Information technology service provider Endava had poor results due to potential customers’ cautions with discretionary projects.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	SBH Small Cap Growth - Retail	Russell 3000® Total Return Index	Russell 2000® Growth Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$10,744	$10,729	$11,234
Jun-2016	$9,428	$10,959	$10,026
Jun-2017	$12,204	$12,987	$12,473
Jun-2018	$15,467	$14,907	$15,200
Jun-2019	$16,806	$16,246	$15,125
Jun-2020	$19,005	$17,306	$15,651
Jun-2021	$30,213	$24,950	$23,690
Jun-2022	$21,001	$21,490	$15,770
Jun-2023	$23,590	$25,563	$18,692
Jun-2024	$25,829	$31,475	$20,400

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years	Since Inception (12/20/2013)
SBH Small Cap Growth - Retail	4.82%	9.49%	8.98%	9.95%	9.79%
Russell 3000® Total Return Index	13.56%	23.13%	14.14%	12.15%	12.40%
Russell 2000® Growth Index	4.44%	9.14%	6.17%	7.39%	7.40%

Performance Inception Date										Dec. 20, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 252,227,374	$ 252,227,374	$ 252,227,374	$ 252,227,374	$ 252,227,374	$ 252,227,374	$ 252,227,374	$ 252,227,374	$ 252,227,374	$ 252,227,374
Holdings Count | Holding	78	78	78	78	78	78	78	78	78	78
Advisory Fees Paid, Amount	$ 790,019
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$252,227,374
Number of Portfolio Holdings	78
Portfolio Turnover	24%
Advisory Fee	$790,019
Fees Waived/Reimbursed	$-
Net Advisory Fee	$790,019
Advisory Fee %	0.65%
Adviser Waiver %	-%
Net %	0.65%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Health Care	22.6%
Industrials	20.6%
Information Technology	20.6%
Financials	11.0%
Consumer Discretionary	8.0%
Energy	6.0%
Consumer Staples	3.4%
Materials	2.9%
Real Estate	1.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Tetra Tech, Inc.	2.8%
Natera, Inc.	2.4%
Hamilton Lane, Inc.	2.3%
TransMedics Group, Inc.	2.3%
Houlihan Lokey, Inc.	2.2%
Novanta, Inc.	2.1%
Ensign Group, Inc. (The)	2.1%
TechnipFMC PLC	2.1%
Churchill Downs, Inc.	2.1%
Boot Barn Holdings, Inc.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
Updated Prospectus Web Address	www.sbhfunds.com
C000134696
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Small Cap Growth Fund
Class Name	Institutional
Trading Symbol	WISGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.sbhfunds.com
Expenses [Text Block]

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$43	0.86%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill Small Cap Growth Fund – Institutional Class returned 4.84% against a return of 4.44% for the Russell 2000® Growth Index and 13.56% for the Fund’s regulatory broad-based securities market index, the Russell 3000® Index.

  For the first half of 2024, the three sectors that contributed most to the Fund’s returns on an absolute basis were Health Care, Consumer Discretionary, and Financials. Health Care returns were primarily driven by solid company-specific results. The three individual securities that contributed the most on an absolute basis were TransMedics Group, Inc., Natera, Inc., and Insmed, Inc. Medical technology company TransMedics saw strong demand for its organ transplant services, which drove growth above expectations.

  The three sectors that detracted most from the Fund’s returns on an absolute basis over the first half of 2024 were Information Technology, Materials, and Real Estate. Information Technology returns were impacted by weak software and services results as firms evaluated new artificial intelligence technologies. The three individual securities that detracted the most on an absolute basis were Endava PLC, Sprout Social, Inc., and Arcadium Lithium PLC. Information technology service provider Endava had poor results due to potential customers’ cautions with discretionary projects.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years	Since Inception (12/20/2013)
SBH Small Cap Growth - Inst	4.84%	9.63%	9.14%	10.20%	10.03%
Russell 3000® Total Return Index	13.56%	23.13%	14.14%	12.15%	12.40%
Russell 2000® Growth Index	4.44%	9.14%	6.17%	7.39%	7.40%

Performance Inception Date										Dec. 20, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 252,227,374	$ 252,227,374	$ 252,227,374	$ 252,227,374	$ 252,227,374	$ 252,227,374	$ 252,227,374	$ 252,227,374	$ 252,227,374	$ 252,227,374
Holdings Count | Holding	78	78	78	78	78	78	78	78	78	78
Advisory Fees Paid, Amount	$ 790,019
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$252,227,374
Number of Portfolio Holdings	78
Portfolio Turnover	24%
Advisory Fee	$790,019
Fees Waived/Reimbursed	$-
Net Advisory Fee	$790,019
Advisory Fee %	0.65%
Adviser Waiver %	-%
Net %	0.65%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Health Care	22.6%
Industrials	20.6%
Information Technology	20.6%
Financials	11.0%
Consumer Discretionary	8.0%
Energy	6.0%
Consumer Staples	3.4%
Materials	2.9%
Real Estate	1.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Tetra Tech, Inc.	2.8%
Natera, Inc.	2.4%
Hamilton Lane, Inc.	2.3%
TransMedics Group, Inc.	2.3%
Houlihan Lokey, Inc.	2.2%
Novanta, Inc.	2.1%
Ensign Group, Inc. (The)	2.1%
TechnipFMC PLC	2.1%
Churchill Downs, Inc.	2.1%
Boot Barn Holdings, Inc.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
Updated Prospectus Web Address	www.sbhfunds.com
C000216810
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Small Cap Core Fund
Class Name	Retail
Trading Symbol	SBHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Core Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.sbhfunds.com
Expenses [Text Block]

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$57	1.14%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill Small Cap Core Fund – Retail Class returned 5.26% against a return of 1.73% for the Russell 2000® Index and 13.56% for the Fund’s regulatory broad-based securities market index, the Russell 3000® Index.

  For the first half of 2024, the three sectors that contributed most to the Fund’s returns on an absolute basis were Industrials, Information Technology, and Consumer Discretionary. Industrials benefited from strong stock selection and the Fund’s weighting in the sector. The three individual securities that contributed the most on an absolute basis were Modine Manufacturing Co., EMCOR Group, Inc., and SPX Technologies, Inc. Modine demonstrated strong operational momentum due to management’s structural improvements to the business.

  The three sectors that detracted most from the Fund’s returns on an absolute basis in the first half of 2024 were Financials, Materials, and Real Estate. The Financials sector underperformed the market, benefiting the Fund due to its smaller weighting while stock selection in the sector was a drag on performance. The three securities that detracted the most on an absolute basis were Five Below, Inc., Five9, Inc., and Fox Factory Holding Corp. Five Below battled multiple challenges during the period including weaker consumer spending and lagging strong prior results.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	SBH Small Cap Core - Retail	Russell 3000® Total Return Index	Russell 2000® Total Return Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$10,058	$10,729	$10,649
Jun-2016	$9,474	$10,959	$9,932
Jun-2017	$11,178	$12,987	$12,375
Jun-2018	$12,963	$14,907	$14,549
Jun-2019	$13,509	$16,246	$14,067
Jun-2020	$13,688	$17,306	$13,135
Jun-2021	$20,372	$24,950	$21,283
Jun-2022	$17,286	$21,490	$15,920
Jun-2023	$19,994	$25,563	$17,879
Jun-2024	$22,739	$31,475	$19,677

Performance Inception Date							Dec. 31, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 79,663,310	$ 79,663,310	$ 79,663,310	$ 79,663,310	$ 79,663,310	$ 79,663,310	$ 79,663,310	$ 79,663,310	$ 79,663,310	$ 79,663,310
Holdings Count | Holding	84	84	84	84	84	84	84	84	84	84
Advisory Fees Paid, Amount	$ 265,700
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$79,663,310
Number of Portfolio Holdings	84
Portfolio Turnover	18%
Advisory Fee	$305,283
Fees Waived/Reimbursed	$(39,583)
Net Advisory Fee	$265,700
Advisory Fee %	0.80%
Adviser Waiver %	-0.10%
Net %	0.70%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Industrials	30.6%
Information Technology	17.1%
Health Care	10.9%
Consumer Discretionary	9.6%
Materials	9.0%
Financials	6.1%
Energy	4.3%
Consumer Staples	3.2%
Real Estate	2.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
KBR, Inc.	2.3%
Descartes Systems Group, Inc. (The)	2.1%
CACI International, Inc.	2.1%
SPX Technologies, Inc.	2.0%
Agilysys, Inc.	2.0%
Casella Waste Systems, Inc.	1.9%
ITT, Inc.	1.8%
REV Group, Inc.	1.8%
Element Solutions, Inc.	1.7%
EMCOR Group, Inc.	1.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
Updated Prospectus Web Address	www.sbhfunds.com
C000216811
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Small Cap Core Fund
Class Name	Institutional
Trading Symbol	SBASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Core Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.sbhfunds.com
Expenses [Text Block]

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill Small Cap Core Fund – Institutional Class returned 5.31% against a return of 1.73% for the Russell 2000® Index and 13.56% for the Fund’s regulatory broad-based securities market index, the Russell 3000® Index.

  For the first half of 2024, the three sectors that contributed most to the Fund’s returns on an absolute basis were Industrials, Information Technology, and Consumer Discretionary. Industrials benefited from strong stock selection and the Fund’s weighting in the sector. The three individual securities that contributed the most on an absolute basis were Modine Manufacturing Co., EMCOR Group, Inc., and SPX Technologies, Inc. Modine demonstrated strong operational momentum due to management’s structural improvements to the business.

  The three sectors that detracted most from the Fund’s returns on an absolute basis in the first half of 2024 were Financials, Materials, and Real Estate. The Financials sector underperformed the market, benefiting the Fund due to its smaller weighting while stock selection in the sector was a drag on performance. The three securities that detracted the most on an absolute basis were Five Below, Inc., Five9, Inc., and Fox Factory Holding Corp. Five Below battled multiple challenges during the period including weaker consumer spending and lagging strong prior results.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years	Since Inception (12/15/2003)
SBH Small Cap Core - Inst	5.31%	13.98%	11.17%	8.74%	9.23%
Russell 3000® Total Return Index	13.56%	23.13%	14.14%	12.15%	10.10%
Russell 2000® Total Return Index	1.73%	10.06%	6.94%	7.00%	8.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 79,663,310	$ 79,663,310	$ 79,663,310	$ 79,663,310	$ 79,663,310	$ 79,663,310	$ 79,663,310	$ 79,663,310	$ 79,663,310	$ 79,663,310
Holdings Count | Holding	84	84	84	84	84	84	84	84	84	84
Advisory Fees Paid, Amount	$ 265,700
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$79,663,310
Number of Portfolio Holdings	84
Portfolio Turnover	18%
Advisory Fee	$305,283
Fees Waived/Reimbursed	$(39,583)
Net Advisory Fee	$265,700
Advisory Fee %	0.80%
Adviser Waiver %	-0.10%
Net %	0.70%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Industrials	30.6%
Information Technology	17.1%
Health Care	10.9%
Consumer Discretionary	9.6%
Materials	9.0%
Financials	6.1%
Energy	4.3%
Consumer Staples	3.2%
Real Estate	2.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
KBR, Inc.	2.3%
Descartes Systems Group, Inc. (The)	2.1%
CACI International, Inc.	2.1%
SPX Technologies, Inc.	2.0%
Agilysys, Inc.	2.0%
Casella Waste Systems, Inc.	1.9%
ITT, Inc.	1.8%
REV Group, Inc.	1.8%
Element Solutions, Inc.	1.7%
EMCOR Group, Inc.	1.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
Updated Prospectus Web Address	www.sbhfunds.com
C000211581
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill All Cap Fund
Class Name	Retail
Trading Symbol	SBRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill All Cap Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.sbhfunds.com
Expenses [Text Block]

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$49	0.99%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill All Cap Fund – Retail Class returned 10.67% against a return of 13.56% for the Fund’s regulatory broad-based securities market index, the Russell 3000® Index.

  For the first half of 2024, the three sectors that contributed most to the Fund’s returns on an absolute basis were Information Technology, Industrials, and Financials. Excitement around artificial intelligence drove strong performance for the Information Technology sector. The three individual securities that contributed the most on an absolute basis were Alphabet, Inc., Novo Nordisk A/S, and Microsoft Corp. Novo Nordisk delivered strong growth driven by robust demand for its GLP-1 franchises.

  The three sectors that detracted most from the Fund’s returns on an absolute basis over the first half of 2024 were Real Estate, Energy, and Materials. As of June 30, the Fund remained underweight and highly selective in the Real Estate sector. The three individual securities that detracted the most on an absolute basis were Globe Life, Inc., Perrigo Co. PLC, and Baker Hughes Co. Globe Life was the subject of a series of attacks by short sellers and the company has been adamant that those claims are unfounded.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	SBH All Cap - Retail	Russell 3000® Total Return Index
Jun-2014	$10,000	$10,000
Jun-2015	$10,812	$10,729
Jun-2016	$10,804	$10,959
Jun-2017	$12,205	$12,987
Jun-2018	$13,529	$14,907
Jun-2019	$15,058	$16,246
Jun-2020	$16,579	$17,306
Jun-2021	$23,620	$24,950
Jun-2022	$20,714	$21,490
Jun-2023	$23,154	$25,563
Jun-2024	$27,134	$31,475

Performance Inception Date				Dec. 09, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 117,684,987	$ 117,684,987	$ 117,684,987	$ 117,684,987	$ 117,684,987	$ 117,684,987	$ 117,684,987	$ 117,684,987	$ 117,684,987	$ 117,684,987
Holdings Count | Holding	55	55	55	55	55	55	55	55	55	55
Advisory Fees Paid, Amount	$ 346,437
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$117,684,987
Number of Portfolio Holdings	55
Portfolio Turnover	14%
Advisory Fee	$393,915
Fees Waived/Reimbursed	$(47,478)
Net Advisory Fee	$346,437
Advisory Fee %	0.65%
Adviser Waiver %	-0.08%
Net %	0.57%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Information Technology	27.3%
Financials	16.3%
Health Care	15.2%
Industrials	11.9%
Consumer Discretionary	9.9%
Consumer Staples	6.4%
Energy	4.1%
Communication Services	4.0%
Materials	2.0%
Real Estate	1.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	5.0%
Alphabet, Inc.	4.0%
Reinsurance Group of America, Inc.	2.8%
Visa, Inc.	2.8%
JPMorgan Chase & Co.	2.6%
Novo Nordisk A/S	2.5%
ServiceNow, Inc.	2.5%
Quanta Services, Inc.	2.5%
Palo Alto Networks, Inc.	2.4%
Apple, Inc.	2.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
Updated Prospectus Web Address	www.sbhfunds.com
C000211582
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill All Cap Fund
Class Name	Institutional
Trading Symbol	SBHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill All Cap Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.sbhfunds.com
Expenses [Text Block]

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$42	0.84%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill All Cap Fund – Institutional Class returned 10.71% against a return of 13.56% for the Fund’s regulatory broad-based securities market index, the Russell 3000® Index.

  For the first half of 2024, the three sectors that contributed most to the Fund’s returns on an absolute basis were Information Technology, Industrials, and Financials. Excitement around artificial intelligence drove strong performance for the Information Technology sector. The three individual securities that contributed the most on an absolute basis were Alphabet, Inc., Novo Nordisk A/S, and Microsoft Corp. Novo Nordisk delivered strong growth driven by robust demand for its GLP-1 franchises.

  The three sectors that detracted most from the Fund’s returns on an absolute basis over the first half of 2024 were Real Estate, Energy, and Materials. As of June 30, the Fund remained underweight and highly selective in the Real Estate sector. The three individual securities that detracted the most on an absolute basis were Globe Life, Inc., Perrigo Co. PLC, and Baker Hughes Co. Globe Life was the subject of a series of attacks by short sellers and the company has been adamant that those claims are unfounded.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years	Since Inception (07/31/2013)
SBH All Cap - Inst	10.71%	17.28%	12.56%	10.61%	11.04%
Russell 3000® Total Return Index	13.56%	23.13%	14.14%	12.15%	12.84%

Performance Inception Date										Jul. 31, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 117,684,987	$ 117,684,987	$ 117,684,987	$ 117,684,987	$ 117,684,987	$ 117,684,987	$ 117,684,987	$ 117,684,987	$ 117,684,987	$ 117,684,987
Holdings Count | Holding	55	55	55	55	55	55	55	55	55	55
Advisory Fees Paid, Amount	$ 346,437
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$117,684,987
Number of Portfolio Holdings	55
Portfolio Turnover	14%
Advisory Fee	$393,915
Fees Waived/Reimbursed	$(47,478)
Net Advisory Fee	$346,437
Advisory Fee %	0.65%
Adviser Waiver %	-0.08%
Net %	0.57%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Information Technology	27.3%
Financials	16.3%
Health Care	15.2%
Industrials	11.9%
Consumer Discretionary	9.9%
Consumer Staples	6.4%
Energy	4.1%
Communication Services	4.0%
Materials	2.0%
Real Estate	1.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	5.0%
Alphabet, Inc.	4.0%
Reinsurance Group of America, Inc.	2.8%
Visa, Inc.	2.8%
JPMorgan Chase & Co.	2.6%
Novo Nordisk A/S	2.5%
ServiceNow, Inc.	2.5%
Quanta Services, Inc.	2.5%
Palo Alto Networks, Inc.	2.4%
Apple, Inc.	2.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
Updated Prospectus Web Address	www.sbhfunds.com
C000211583
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Emerging Markets Fund
Class Name	Retail
Trading Symbol	SBHEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Emerging Markets Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.sbhfunds.com
Expenses [Text Block]

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$69	1.38%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill Emerging Markets Fund – Retail Class returned 15.39% against a return of 7.49% for the MSCI Emerging Markets Index and 5.28% for the Fund’s regulatory broad-based securities market index, the MSCI ACWI ex-USA IMI Index.

  For the first half of 2024, the countries that contributed most to the Fund’s returns on an absolute basis were Taiwan, India, and China. Taiwan had the largest impact, driven almost entirely by the Information Technology sector as demand for artificial intelligence chips powered semiconductor stocks higher. India’s impact was powered by Financials, as political stability returned to the country following elections. China’s impact was concentrated in Communication Services and Financials as interactive media and banks performed well.

  The countries that detracted most from the Fund’s returns on an absolute basis over the first half of 2024 were Brazil, Mexico, and Thailand. Brazil detracted the most as investors questioned the government’s ability to control the budget deficit. Mexico ended the period lower as the ruling party victory sparked concerns of increased control of the state economy. Thailand modestly detracted as Financials declined with banks facing higher funding costs.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	SBH Emerging Markets - Retail	MSCI Emerging Markets Index	MSCI ACWI ex-USA Investable Market Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$9,223	$9,487	$9,503
Jun-2016	$8,031	$8,344	$8,590
Jun-2017	$10,155	$10,325	$10,345
Jun-2018	$10,918	$11,172	$11,146
Jun-2019	$10,836	$11,307	$11,175
Jun-2020	$9,827	$10,924	$10,646
Jun-2021	$13,876	$15,392	$14,604
Jun-2022	$10,987	$11,500	$11,704
Jun-2023	$11,882	$11,701	$13,164
Jun-2024	$14,936	$13,170	$14,687

Performance Inception Date					Jun. 30, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 67,305,370	$ 67,305,370	$ 67,305,370	$ 67,305,370	$ 67,305,370	$ 67,305,370	$ 67,305,370	$ 67,305,370	$ 67,305,370	$ 67,305,370
Holdings Count | Holding	487	487	487	487	487	487	487	487	487	487
Advisory Fees Paid, Amount	$ 75,854
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$67,305,370
Number of Portfolio Holdings	487
Portfolio Turnover	38%
Advisory Fee	$250,988
Fees Waived/Reimbursed	$(175,134)
Net Advisory Fee	$75,854
Advisory Fee %	0.90%
Adviser Waiver %	-0.63%
Net %	0.27%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Information Technology	25.0%
Financials	22.3%
Consumer Discretionary	12.5%
Communication Services	8.7%
Materials	7.1%
Industrials	7.0%
Energy	5.2%
Consumer Staples	4.9%
Utilities	3.1%
Health Care	3.1%
Real Estate	1.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	8.4%
Tencent Holdings, Ltd.	3.3%
Samsung Electronics Co., Ltd.	2.7%
Hon Hai Precision Industry Co., Ltd.	1.9%
Largan Precision Co., Ltd.	1.3%
Samsung Electronics Co., Ltd.	1.2%
Bank of China, Ltd.	1.1%
United Microelectronics Corp.	1.1%
CTBC Financial Holding Co., Ltd.	1.0%
China Construction Bank Corp.	1.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
Updated Prospectus Web Address	www.sbhfunds.com
C000211584
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Emerging Markets Fund
Class Name	Institutional
Trading Symbol	SBEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Emerging Markets Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.sbhfunds.com
Expenses [Text Block]

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$61	1.23%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill Emerging Markets Fund – Institutional Class returned 15.34% against a return of 7.49% for the MSCI Emerging Markets Index and 5.28% for the Fund’s regulatory broad-based securities market index, the MSCI ACWI ex-USA IMI Index.

  For the first half of 2024, the countries that contributed most to the Fund’s returns on an absolute basis were Taiwan, India, and China. Taiwan had the largest impact, driven almost entirely by the Information Technology sector as demand for artificial intelligence chips powered semiconductor stocks higher. India’s impact was powered by Financials, as political stability returned to the country following elections. China’s impact was concentrated in Communication Services and Financials as interactive media and banks performed well.

  The countries that detracted most from the Fund’s returns on an absolute basis over the first half of 2024 were Brazil, Mexico, and Thailand. Brazil detracted the most as investors questioned the government’s ability to control the budget deficit. Mexico ended the period lower as the ruling party victory sparked concerns of increased control of the state economy. Thailand modestly detracted as Financials declined with banks facing higher funding costs.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years	Since Inception (06/30/2011)
SBH Emerging Markets - Inst	15.34%	25.79%	6.79%	4.26%	3.45%
MSCI Emerging Markets Index	7.49%	12.55%	3.10%	2.79%	2.05%
MSCI ACWI ex-USA Investable Market Index	5.28%	11.57%	5.62%	3.92%	4.37%

Performance Inception Date										Jun. 30, 2011
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 67,305,370	$ 67,305,370	$ 67,305,370	$ 67,305,370	$ 67,305,370	$ 67,305,370	$ 67,305,370	$ 67,305,370	$ 67,305,370	$ 67,305,370
Holdings Count | Holding	487	487	487	487	487	487	487	487	487	487
Advisory Fees Paid, Amount	$ 75,854
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$67,305,370
Number of Portfolio Holdings	487
Portfolio Turnover	38%
Advisory Fee	$250,988
Fees Waived/Reimbursed	$(175,134)
Net Advisory Fee	$75,854
Advisory Fee %	0.90%
Adviser Waiver %	-0.63%
Net %	0.27%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Information Technology	25.0%
Financials	22.3%
Consumer Discretionary	12.5%
Communication Services	8.7%
Materials	7.1%
Industrials	7.0%
Energy	5.2%
Consumer Staples	4.9%
Utilities	3.1%
Health Care	3.1%
Real Estate	1.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	8.4%
Tencent Holdings, Ltd.	3.3%
Samsung Electronics Co., Ltd.	2.7%
Hon Hai Precision Industry Co., Ltd.	1.9%
Largan Precision Co., Ltd.	1.3%
Samsung Electronics Co., Ltd.	1.2%
Bank of China, Ltd.	1.1%
United Microelectronics Corp.	1.1%
CTBC Financial Holding Co., Ltd.	1.0%
China Construction Bank Corp.	1.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
Updated Prospectus Web Address	www.sbhfunds.com
C000211585
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill International Small Cap Fund
Class Name	Retail
Trading Symbol	SBHSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill International Small Cap Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.sbhfunds.com
Expenses [Text Block]

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$60	1.21%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill International Small Cap Fund – Retail Class returned 6.09% against a return of 0.51% for the MSCI EAFE Small Cap Index and 5.28% for the Fund’s regulatory broad-based securities market index, the MSCI ACWI ex-USA IMI Index.

  For the first half of 2024, the countries that contributed most to the Fund’s returns on an absolute basis were Japan, the United Kingdom, and Norway. In Japan, Industrials and Financials were top contributing sectors on higher profits. In the United Kingdom, an improving economic growth outlook benefited companies in the cyclical Industrials and Consumer Discretionary sectors. Shipping companies in the Industrials and Energy sectors in Norway rose on increased demand and improved outlooks.

  The countries that detracted most from the Fund’s returns on an absolute basis over the first half of 2024 were France, Israel, and Switzerland. French equities sold off in June following the announcement of a snap election that could result in a far-right majority in Parliament and a potential move away from the centrist, pro-business policies of the current government. Israeli stocks were down as fears grew that the war in Gaza could lead to a wider conflict in the Middle East. Switzerland ended lower due to analyst downgrades in the Information Technology sector.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	SBH International Small Cap - Retail	MSCI EAFE Small Cap Index	MSCI ACWI ex-USA Investable Market Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$9,832	$9,923	$9,503
Jun-2016	$9,312	$9,559	$8,590
Jun-2017	$11,550	$11,775	$10,345
Jun-2018	$12,119	$13,241	$11,146
Jun-2019	$10,449	$12,401	$11,175
Jun-2020	$8,741	$11,964	$10,646
Jun-2021	$12,314	$16,867	$14,604
Jun-2022	$10,022	$12,823	$11,704
Jun-2023	$11,330	$14,128	$13,164
Jun-2024	$13,201	$15,228	$14,687

Performance Inception Date						Jun. 30, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 70,115,928	$ 70,115,928	$ 70,115,928	$ 70,115,928	$ 70,115,928	$ 70,115,928	$ 70,115,928	$ 70,115,928	$ 70,115,928	$ 70,115,928
Holdings Count | Holding	249	249	249	249	249	249	249	249	249	249
Advisory Fees Paid, Amount	$ 246,065
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$70,115,928
Number of Portfolio Holdings	249
Portfolio Turnover	51%
Advisory Fee	$418,329
Fees Waived/Reimbursed	$(172,264)
Net Advisory Fee	$246,065
Advisory Fee %	0.90%
Adviser Waiver %	-0.37%
Net %	0.53%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Industrials	23.6%
Consumer Discretionary	12.2%
Financials	12.2%
Real Estate	9.5%
Information Technology	9.5%
Materials	9.3%
Consumer Staples	6.0%
Health Care	5.8%
Communication Services	4.1%
Energy	3.5%
Utilities	2.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Sydbank A/S	1.2%
BPER Banca	1.2%
Marks & Spencer Group PLC	1.2%
Kobe Steel, Ltd.	1.2%
SANKYO Co., Ltd.	1.2%
Betsson A.B.	1.1%
Codan, Ltd.	1.1%
Deutz A.G.	1.1%
Koninklijke BAM Groep N.V.	1.0%
NRW Holdings, Ltd.	1.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
Updated Prospectus Web Address	www.sbhfunds.com
C000211586
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill International Small Cap Fund
Class Name	Institutional
Trading Symbol	SBSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill International Small Cap Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.sbhfunds.com
Expenses [Text Block]

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$52	1.05%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill International Small Cap Fund – Institutional Class returned 6.23% against a return of 0.51% for the MSCI EAFE Small Cap Index and 5.28% for the Fund’s regulatory broad-based securities market index, the MSCI ACWI ex-USA IMI Index.

  For the first half of 2024, the countries that contributed most to the Fund’s returns on an absolute basis were Japan, the United Kingdom, and Norway. In Japan, Industrials and Financials were top contributing sectors on higher profits. In the United Kingdom, an improving economic growth outlook benefited companies in the cyclical Industrials and Consumer Discretionary sectors. Shipping companies in the Industrials and Energy sectors in Norway rose on increased demand and improved outlooks.

  The countries that detracted most from the Fund’s returns on an absolute basis over the first half of 2024 were France, Israel, and Switzerland. French equities sold off in June following the announcement of a snap election that could result in a far-right majority in Parliament and a potential move away from the centrist, pro-business policies of the current government. Israeli stocks were down as fears grew that the war in Gaza could lead to a wider conflict in the Middle East. Switzerland ended lower due to analyst downgrades in the Information Technology sector.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years	Since Inception (05/31/2011)
SBH International Small Cap - Inst	6.23%	16.74%	4.96%	3.02%	5.10%
MSCI EAFE Small Cap Index	0.51%	7.78%	4.19%	4.29%	5.38%
MSCI ACWI ex-USA Investable Market Index	5.28%	11.57%	5.62%	3.92%	4.22%

Performance Inception Date										May 31, 2011
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 70,115,928	$ 70,115,928	$ 70,115,928	$ 70,115,928	$ 70,115,928	$ 70,115,928	$ 70,115,928	$ 70,115,928	$ 70,115,928	$ 70,115,928
Holdings Count | Holding	249	249	249	249	249	249	249	249	249	249
Advisory Fees Paid, Amount	$ 246,065
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$70,115,928
Number of Portfolio Holdings	249
Portfolio Turnover	51%
Advisory Fee	$418,329
Fees Waived/Reimbursed	$(172,264)
Net Advisory Fee	$246,065
Advisory Fee %	0.90%
Adviser Waiver %	-0.37%
Net %	0.53%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Industrials	23.6%
Consumer Discretionary	12.2%
Financials	12.2%
Real Estate	9.5%
Information Technology	9.5%
Materials	9.3%
Consumer Staples	6.0%
Health Care	5.8%
Communication Services	4.1%
Energy	3.5%
Utilities	2.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Sydbank A/S	1.2%
BPER Banca	1.2%
Marks & Spencer Group PLC	1.2%
Kobe Steel, Ltd.	1.2%
SANKYO Co., Ltd.	1.2%
Betsson A.B.	1.1%
Codan, Ltd.	1.1%
Deutz A.G.	1.1%
Koninklijke BAM Groep N.V.	1.0%
NRW Holdings, Ltd.	1.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
Updated Prospectus Web Address	www.sbhfunds.com
C000246766
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill International Equity Fund
Class Name	Retail
Trading Symbol	CIQRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill International Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.sbhfunds.com
Expenses [Text Block]

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$57	1.14%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill International Equity Fund – Retail Class returned 4.87% against a return of 5.34% for the MSCI EAFE Index and 5.28% for the Fund’s regulatory broad-based securities market index, the MSCI ACWI ex-USA IMI Index.

  For the first half of 2024, the countries that contributed most to the Fund’s returns on an absolute basis were Japan, the United Kingdom, and the Netherlands. In Japan, Industrials and Financials were top contributing sectors on higher profits. The Netherlands benefited from strong performance of semiconductor manufacturers in the Information Technology sector, driven by demand for artificial intelligence chips. In the United Kingdom, stronger earnings boosted stocks in the Financials and Consumer Staples sectors.

  The countries that detracted most from the Fund’s returns on an absolute basis over the first half of 2024 were France, Australia, and New Zealand. France finished the period lower after the announcement of a snap election that could result in a far-right majority in Parliament and a move away from the centrist, pro-business policies of the current government. Materials companies in Australia ended lower as a result of falling iron ore prices. In New Zealand, Industrials and Utilities fell as the government looked to address slower economic growth and rising unemployment.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	SBH International Equity - Retail	MSCI EAFE Index	MSCI ACWI ex-USA Investable Market Index
Oct-2021	$10,000	$10,000	$10,000
Jun-2022	$8,364	$8,039	$7,997
Jun-2023	$9,957	$9,549	$8,994
Jun-2024	$11,403	$10,650	$10,035

Performance Inception Date		Dec. 08, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 2,598,153	$ 2,598,153	$ 2,598,153	$ 2,598,153	$ 2,598,153	$ 2,598,153	$ 2,598,153	$ 2,598,153	$ 2,598,153	$ 2,598,153
Holdings Count | Holding	334	334	334	334	334	334	334	334	334	334
Advisory Fees Paid, Amount	$ (171,285)
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,598,153
Number of Portfolio Holdings	334
Portfolio Turnover	57%
Advisory Fee	$8,639
Fees Waived/Reimbursed	$(179,924)
Net Advisory Fee	$(171,285)
Advisory Fee %	0.75%
Adviser Waiver %	-15.59%
Net %	-14.84%

Holdings [Text Block]

What did the Fund invest in?

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Novartis A.G.	2.0%
Novo Nordisk A/S	1.8%
Shell PLC	1.7%
ASML Holding N.V.	1.4%
GSK PLC	1.4%
KDDI Corp.	1.2%
MS&AD Insurance Group Holdings, Inc.	1.2%
Roche Holding A.G.	1.2%
Honda Motor Co., Ltd.	1.1%
Komatsu, Ltd.	1.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
Updated Prospectus Web Address	www.sbhfunds.com
C000246765
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill International Equity Fund
Class Name	Institutional
Trading Symbol	CIEQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill International Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.sbhfunds.com
Expenses [Text Block]

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$49	0.99%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill International Equity Fund – Institutional Class returned 4.97% against a return of 5.34% for the MSCI EAFE Index and 5.28% for the Fund’s regulatory broad-based securities market index, the MSCI ACWI ex-USA IMI Index.

  For the first half of 2024, the countries that contributed most to the Fund’s returns on an absolute basis were Japan, the United Kingdom, and the Netherlands. In Japan, Industrials and Financials were top contributing sectors on higher profits. The Netherlands benefited from strong performance of semiconductor manufacturers in the Information Technology sector, driven by demand for artificial intelligence chips. In the United Kingdom, stronger earnings boosted stocks in the Financials and Consumer Staples sectors.

  The countries that detracted most from the Fund’s returns on an absolute basis over the first half of 2024 were France, Australia, and New Zealand. France finished the period lower after the announcement of a snap election that could result in a far-right majority in Parliament and a move away from the centrist, pro-business policies of the current government. Materials companies in Australia ended lower as a result of falling iron ore prices. In New Zealand, Industrials and Utilities fell as the government looked to address slower economic growth and rising unemployment.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	6 Months	1 Year	Since Inception (10/27/2021)
SBH International Equity - Inst	4.97%	14.70%	5.19%
MSCI EAFE Index	5.34%	11.54%	2.38%
MSCI ACWI ex-USA Investable Market Index	5.28%	11.57%	0.13%

Performance Inception Date										Oct. 27, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 2,598,153	$ 2,598,153	$ 2,598,153	$ 2,598,153	$ 2,598,153	$ 2,598,153	$ 2,598,153	$ 2,598,153	$ 2,598,153	$ 2,598,153
Holdings Count | Holding	334	334	334	334	334	334	334	334	334	334
Advisory Fees Paid, Amount	$ (171,285)
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,598,153
Number of Portfolio Holdings	334
Portfolio Turnover	57%
Advisory Fee	$8,639
Fees Waived/Reimbursed	$(179,924)
Net Advisory Fee	$(171,285)
Advisory Fee %	0.75%
Adviser Waiver %	-15.59%
Net %	-14.84%

Holdings [Text Block]

What did the Fund invest in?

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Novartis A.G.	2.0%
Novo Nordisk A/S	1.8%
Shell PLC	1.7%
ASML Holding N.V.	1.4%
GSK PLC	1.4%
KDDI Corp.	1.2%
MS&AD Insurance Group Holdings, Inc.	1.2%
Roche Holding A.G.	1.2%
Honda Motor Co., Ltd.	1.1%
Komatsu, Ltd.	1.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
Updated Prospectus Web Address	www.sbhfunds.com
C000018316
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Global All Cap Fund
Class Name	Retail
Trading Symbol	WTMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Global All Cap Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.sbhfunds.com
Expenses [Text Block]

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$44	0.89%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill Global All Cap Fund – Retail Class returned 10.29% against a return of 11.75% for the Fund’s regulatory broad-based securities market index, the MSCI World Index.

  For the first half of 2024, the three sectors that contributed most to the Fund’s returns on an absolute basis were Information Technology, Industrials, and Financials. Excitement around artificial intelligence drove strong performance for the Information Technology sector. The three individual securities that contributed the most on an absolute basis were Microsoft Corp., Novo Nordisk A/S, and Alphabet, Inc. Novo Nordisk delivered strong growth driven by robust demand for its GLP-1 franchises.

  The three sectors that detracted most from the Fund’s returns on an absolute basis over the first half of 2024 were Real Estate, Materials, and Energy. As of June 30, the Fund remained underweight and highly selective in the Real Estate sector. The three individual securities that detracted the most on an absolute basis were Global Life, Inc., Perrigo Co. PLC, and Partners Group Holding AG. Globe Life was the subject of a series of attacks by short sellers and the company has been adamant that those claims are unfounded.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	SBH Global All Cap - Retail	MSCI World Index
Jun-2014	$10,000	$10,000
Jun-2015	$9,721	$10,143
Jun-2016	$10,400	$9,861
Jun-2017	$11,787	$11,655
Jun-2018	$12,127	$12,948
Jun-2019	$13,418	$13,767
Jun-2020	$12,979	$14,159
Jun-2021	$17,068	$19,687
Jun-2022	$14,715	$16,864
Jun-2023	$17,603	$19,986
Jun-2024	$20,687	$24,021

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years	Since Inception (06/01/1988)
SBH Global All Cap - Retail	10.29%	17.52%	9.04%	7.54%	8.53%
MSCI World Index	11.75%	20.19%	11.78%	9.16%	7.75%

Performance Inception Date										Jun. 01, 1988
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 34,364,132	$ 34,364,132	$ 34,364,132	$ 34,364,132	$ 34,364,132	$ 34,364,132	$ 34,364,132	$ 34,364,132	$ 34,364,132	$ 34,364,132
Holdings Count | Holding	56	56	56	56	56	56	56	56	56	56
Advisory Fees Paid, Amount	$ 35,438
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$34,364,132
Number of Portfolio Holdings	56
Portfolio Turnover	11%
Advisory Fee	$108,612
Fees Waived/Reimbursed	$(73,174)
Net Advisory Fee	$35,438
Advisory Fee %	0.65%
Adviser Waiver %	-0.44%
Net %	0.21%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Information Technology	26.2%
Financials	14.3%
Industrials	13.7%
Health Care	13.0%
Consumer Discretionary	11.8%
Consumer Staples	7.1%
Communication Services	4.7%
Energy	4.2%
Materials	1.6%
Real Estate	1.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	4.9%
JPMorgan Chase & Co.	2.9%
Alphabet, Inc.	2.8%
Visa, Inc.	2.8%
Apple, Inc.	2.5%
ServiceNow, Inc.	2.5%
Marvell Technology, Inc.	2.5%
Quanta Services, Inc.	2.5%
Constellation Software, Inc.	2.4%
Novo Nordisk A/S	2.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
Updated Prospectus Web Address	www.sbhfunds.com
C000052675
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Global All Cap Fund
Class Name	Institutional
Trading Symbol	WIMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Global All Cap Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.sbhfunds.com
Expenses [Text Block]

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$37	0.74%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill Global All Cap Fund – Institutional Class returned 10.34% against a return of 11.75% for the Fund’s regulatory broad-based securities market index, the MSCI World Index.

  For the first half of 2024, the three sectors that contributed most to the Fund’s returns on an absolute basis were Information Technology, Industrials, and Financials. Excitement around artificial intelligence drove strong performance for the Information Technology sector. The three individual securities that contributed the most on an absolute basis were Microsoft Corp., Novo Nordisk A/S, and Alphabet, Inc. Novo Nordisk delivered strong growth driven by robust demand for its GLP-1 franchises.

  The three sectors that detracted most from the Fund’s returns on an absolute basis over the first half of 2024 were Real Estate, Materials, and Energy. As of June 30, the Fund remained underweight and highly selective in the Real Estate sector. The three individual securities that detracted the most on an absolute basis were Global Life, Inc., Perrigo Co. PLC, and Partners Group Holding AG. Globe Life was the subject of a series of attacks by short sellers and the company has been adamant that those claims are unfounded.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date									Sep. 28, 2007
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 34,364,132	$ 34,364,132	$ 34,364,132	$ 34,364,132	$ 34,364,132	$ 34,364,132	$ 34,364,132	$ 34,364,132	$ 34,364,132	$ 34,364,132
Holdings Count | Holding	56	56	56	56	56	56	56	56	56	56
Advisory Fees Paid, Amount	$ 35,438
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$34,364,132
Number of Portfolio Holdings	56
Portfolio Turnover	11%
Advisory Fee	$108,612
Fees Waived/Reimbursed	$(73,174)
Net Advisory Fee	$35,438
Advisory Fee %	0.65%
Adviser Waiver %	-0.44%
Net %	0.21%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Information Technology	26.2%
Financials	14.3%
Industrials	13.7%
Health Care	13.0%
Consumer Discretionary	11.8%
Consumer Staples	7.1%
Communication Services	4.7%
Energy	4.2%
Materials	1.6%
Real Estate	1.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	4.9%
JPMorgan Chase & Co.	2.9%
Alphabet, Inc.	2.8%
Visa, Inc.	2.8%
Apple, Inc.	2.5%
ServiceNow, Inc.	2.5%
Marvell Technology, Inc.	2.5%
Quanta Services, Inc.	2.5%
Constellation Software, Inc.	2.4%
Novo Nordisk A/S	2.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
Updated Prospectus Web Address	www.sbhfunds.com
C000206635
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Short Term Plus Fund
Class Name	Retail
Trading Symbol	SBHPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Short Term Plus Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.sbhfunds.com
Expenses [Text Block]

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$24	0.49%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill Short Term Plus Fund – Retail Class returned 2.11% against a return of 1.38% for the Bloomberg 1-3 Year US Government / Credit Index and -0.71% for the Fund’s regulatory broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

  The Fund holds short maturity 0-3 year securities. Over the period, short assets outperformed all other maturities.

  Sector selection had a positive impact on performance. The Fund was overweight corporate securities and underweight U.S. Treasury securities. Investment grade corporate securities had excess returns of 0.85%.

  Security selection had a positive impact on performance. The Fund benefited from its holdings in BB-rated securities which had an excess return of 2.04% during the period. The Fund’s underweight to financials was a detractor from performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	SBH Short Term Plus - Retail	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Year US Government/Credit Index
Dec-2018	$10,000	$10,000	$10,000
Jun-2019	$10,242	$10,708	$10,324
Jun-2020	$10,447	$11,644	$10,758
Jun-2021	$10,617	$11,605	$10,806
Jun-2022	$10,292	$10,411	$10,421
Jun-2023	$10,534	$10,313	$10,475
Jun-2024	$11,103	$10,585	$10,985

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	Since Inception (12/14/2018)
SBH Short Term Plus - Retail	2.11%	5.39%	1.63%	1.91%
Bloomberg U.S. Aggregate Bond Index	- 0.71%	2.63%	- 0.23%	1.03%
Bloomberg 1-3 Year US Government/Credit Index	1.38%	4.87%	1.25%	1.71%

Performance Inception Date										Dec. 14, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 16,606,364	$ 16,606,364	$ 16,606,364	$ 16,606,364	$ 16,606,364	$ 16,606,364	$ 16,606,364	$ 16,606,364	$ 16,606,364	$ 16,606,364
Holdings Count | Holding	65	65	65	65	65	65	65	65	65	65
Advisory Fees Paid, Amount	$ (50,237)
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$16,606,364
Number of Portfolio Holdings	65
Portfolio Turnover	38%
Advisory Fee	$21,770
Fees Waived/Reimbursed	$(72,007)
Net Advisory Fee	$(50,237)
Advisory Fee %	0.25%
Fees Waived/Reimbursed %	-0.83%
Net Advisory Fee %	-0.58%
Average maturity (years)	1.72
30-day SEC yield (with waivers)	4.96%
30-day SEC yield (without waivers)	3.18%

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Industrial	58.1%
Utility	21.3%
U.S. Treasury Obligations	10.3%
Asset Backed Securities	5.9%
Finance	2.7%
Municipal Bonds	0.1%

Largest Holdings [Text Block]

Top 10 Corporate Holdings

Holding Name	% of Net Assets
Georgia Power Co.	2.2%
Pacific Gas & Electric Co.	2.2%
Hewlett Packard Enterprise Co.	2.1%
Boardwalk Pipelines LP	2.1%
HCA, Inc.	2.1%
T-Mobile US, Inc.	2.0%
General Mills, Inc.	2.0%
Intel Corp.	2.0%
Kinder Morgan, Inc.	2.0%
Tyco Electronics Group S.A.	2.0%

Material Fund Change Expenses [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
Updated Prospectus Web Address	www.sbhfunds.com
C000206636
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Short Term Plus Fund
Class Name	Institutional
Trading Symbol	SBAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Short Term Plus Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.sbhfunds.com
Expenses [Text Block]

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$19	0.40%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill Short Term Plus Fund – Institutional Class returned 2.16% against a return of 1.38% for the Bloomberg 1-3 Year US Government / Credit Index and -0.71% for the Fund’s regulatory broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

  The Fund holds short maturity 0-3 year securities. Over the period, short assets outperformed all other maturities.

  Sector selection had a positive impact on performance. The Fund was overweight corporate securities and underweight U.S. Treasury securities. Investment grade corporate securities had excess returns of 0.85%.

  Security selection had a positive impact on performance. The Fund benefited from its holdings in BB-rated securities which had an excess return of 2.04% during the period. The Fund’s underweight to financials was a detractor from performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	Since Inception (12/14/2018)
SBH Short Term Plus - Inst	2.16%	5.48%	1.74%	2.01%
Bloomberg U.S. Aggregate Bond Index	- 0.71%	2.63%	- 0.23%	1.03%
Bloomberg 1-3 Year US Government/Credit Index	1.38%	4.87%	1.25%	1.71%

Performance Inception Date										Dec. 14, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 16,606,364	$ 16,606,364	$ 16,606,364	$ 16,606,364	$ 16,606,364	$ 16,606,364	$ 16,606,364	$ 16,606,364	$ 16,606,364	$ 16,606,364
Holdings Count | Holding	65	65	65	65	65	65	65	65	65	65
Advisory Fees Paid, Amount	$ (50,237)
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$16,606,364
Number of Portfolio Holdings	65
Portfolio Turnover	38%
Advisory Fee	$21,770
Fees Waived/Reimbursed	$(72,007)
Net Advisory Fee	$(50,237)
Advisory Fee %	0.25%
Fees Waived/Reimbursed %	-0.83%
Net Advisory Fee %	-0.58%
Average maturity (years)	1.72
30-day SEC yield (with waivers)	5.05%
30-day SEC yield (without waivers)	3.65%

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Industrial	58.1%
Utility	21.3%
U.S. Treasury Obligations	10.3%
Asset Backed Securities	5.9%
Finance	2.7%
Municipal Bonds	0.1%

Largest Holdings [Text Block]

Top 10 Corporate Holdings

Holding Name	% of Net Assets
Georgia Power Co.	2.2%
Pacific Gas & Electric Co.	2.2%
Hewlett Packard Enterprise Co.	2.1%
Boardwalk Pipelines LP	2.1%
HCA, Inc.	2.1%
T-Mobile US, Inc.	2.0%
General Mills, Inc.	2.0%
Intel Corp.	2.0%
Kinder Morgan, Inc.	2.0%
Tyco Electronics Group S.A.	2.0%

Material Fund Change Expenses [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
Updated Prospectus Web Address	www.sbhfunds.com
C000018311
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Plus Bond Fund
Class Name	Retail
Trading Symbol	WTIBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Plus Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.sbhfunds.com
Expenses [Text Block]

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$27	0.55%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill Plus Bond Fund – Retail Class returned 0.12% against a return of -0.71% for the Fund’s regulatory broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

  Security selection positively impacted performance, driven by the Fund’s overweight exposure towards intermediate corporate bonds and high yield corporate bonds. The Fund's MBS holdings also performed better than those in the index. Higher coupon MBS outperformed lower coupon MBS. The Fund's U.S. Treasury holdings, due to their longer duration, performed worse than those in the index.

  Sector selection had a positive impact on performance in response to the Fund’s overweight position in corporate securities and underweight position in U.S. Treasury securities

  The Fund's overall duration was slightly shorter than the duration of the benchmark. This had a positive impact on performance as interest rates increased.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	SBH Plus Bond - Retail	Bloomberg U.S. Aggregate Bond Index
Jun-2014	$10,000	$10,000
Jun-2015	$10,162	$10,186
Jun-2016	$10,740	$10,797
Jun-2017	$10,861	$10,763
Jun-2018	$10,909	$10,720
Jun-2019	$11,713	$11,564
Jun-2020	$12,647	$12,575
Jun-2021	$12,910	$12,533
Jun-2022	$11,482	$11,243
Jun-2023	$11,600	$11,137
Jun-2024	$12,087	$11,430

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years	Since Inception (06/01/1988)
SBH Plus Bond - Retail	0.12%	4.20%	0.63%	1.91%	5.20%
Bloomberg U.S. Aggregate Bond Index	-0.71%	2.63%	-0.23%	1.35%	5.33%

Performance Inception Date										Jun. 01, 1988
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 757,417,531	$ 757,417,531	$ 757,417,531	$ 757,417,531	$ 757,417,531	$ 757,417,531	$ 757,417,531	$ 757,417,531	$ 757,417,531	$ 757,417,531
Holdings Count | Holding	154	154	154	154	154	154	154	154	154	154
Advisory Fees Paid, Amount	$ 845,200
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$757,417,531
Number of Portfolio Holdings	154
Portfolio Turnover	13%
Advisory Fee	$1,289,390
Fees Waived/Reimbursed	$(444,190)
Net Advisory Fee	$845,200
Advisory Fee %	0.35%
Fees Waived/Reimbursed %	-0.12%
Net Advisory Fee %	0.23%
Average maturity (years)	8.17
30-day SEC yield (with waivers)	4.67%
30-day SEC yield (without waivers)	4.44%

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Mortgage-Backed Securities Passthrough	30.8%
Industrial	23.1%
U.S. Treasury Obligations	23.1%
Finance	8.1%
Utility	6.4%
Municipal Bonds	3.3%
Asset Backed Securities	2.6%
CMO	0.0%

Exposure Basis Explanation [Text Block]	Duration Distribution
Duration	% Portfolio
0-1 yr	9.0
1-3 yrs	20.2
3-4 yrs	10.6
4-6 yrs	16.1
6-8 yrs	28.1
8+ yrs	15.9
Effective duration (years)	5.9

Largest Holdings [Text Block]

Top 10 Corporate Holdings

Holding Name	% of Net Assets
SBA Tower Trust	1.3%
Virginia Small Business Financing Authority	1.0%
Bank of America Corp.	1.0%
Tennessee Gas Pipeline Co. LLC	1.0%
IIP Operating Partnership LP	1.0%
Oglethorpe Power Corp.	0.9%
Occidental Petroleum Corp.	0.9%
Masco Corp.	0.9%
Provident Funding Associates LP/PFG Finance Corp.	0.8%
California Municipal Finance Authority	0.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
Updated Prospectus Web Address	www.sbhfunds.com
C000052673
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Plus Bond Fund
Class Name	Institutional
Trading Symbol	WIIBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Plus Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.sbhfunds.com
Expenses [Text Block]

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill Plus Bond Fund – Institutional Class returned 0.19% against a return of -0.71% for the Fund’s regulatory broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

  Security selection positively impacted performance, driven by the Fund’s overweight exposure towards intermediate corporate bonds and high yield corporate bonds. The Fund's MBS holdings also performed better than those in the index. Higher coupon MBS outperformed lower coupon MBS. The Fund's U.S. Treasury holdings, due to their longer duration, performed worse than those in the index.

  Sector selection had a positive impact on performance in response to the Fund’s overweight position in corporate securities and underweight position in U.S. Treasury securities

  The Fund's overall duration was slightly shorter than the duration of the benchmark. This had a positive impact on performance as interest rates increased.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date									Sep. 28, 2007
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 757,417,531	$ 757,417,531	$ 757,417,531	$ 757,417,531	$ 757,417,531	$ 757,417,531	$ 757,417,531	$ 757,417,531	$ 757,417,531	$ 757,417,531
Holdings Count | Holding	154	154	154	154	154	154	154	154	154	154
Advisory Fees Paid, Amount	$ 845,200
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$757,417,531
Number of Portfolio Holdings	154
Portfolio Turnover	13%
Advisory Fee	$1,289,390
Fees Waived/Reimbursed	$(444,190)
Net Advisory Fee	$845,200
Advisory Fee %	0.35%
Fees Waived/Reimbursed %	-0.12%
Net Advisory Fee %	0.23%
Average maturity (years)	8.17
30-day SEC yield (with waivers)	4.82%
30-day SEC yield (without waivers)	4.58%

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Mortgage-Backed Securities Passthrough	30.8%
Industrial	23.1%
U.S. Treasury Obligations	23.1%
Finance	8.1%
Utility	6.4%
Municipal Bonds	3.3%
Asset Backed Securities	2.6%
CMO	0.0%

Exposure Basis Explanation [Text Block]	Duration Distribution
Duration	% Portfolio
0-1 yr	9.0
1-3 yrs	20.2
3-4 yrs	10.6
4-6 yrs	16.1
6-8 yrs	28.1
8+ yrs	15.9
Effective duration (years)	5.9

Largest Holdings [Text Block]

Top 10 Corporate Holdings

Holding Name	% of Net Assets
SBA Tower Trust	1.3%
Virginia Small Business Financing Authority	1.0%
Bank of America Corp.	1.0%
Tennessee Gas Pipeline Co. LLC	1.0%
IIP Operating Partnership LP	1.0%
Oglethorpe Power Corp.	0.9%
Occidental Petroleum Corp.	0.9%
Masco Corp.	0.9%
Provident Funding Associates LP/PFG Finance Corp.	0.8%
California Municipal Finance Authority	0.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
Updated Prospectus Web Address	www.sbhfunds.com
C000018320
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Quality High Yield Fund
Class Name	Retail
Trading Symbol	WTLTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Quality High Yield Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.sbhfunds.com
Expenses [Text Block]

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$42	0.85%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill Quality High Yield Fund – Retail Class returned 1.98% against a return of 2.59% for the Bloomberg U.S. High Yield - 2% Issuer Cap Index and -0.71% for the Fund’s regulatory broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

  The top three negative effects occurred in the wireline, cable & satellite, and chemical industries. The top three positive effects occurred in the mortgage banking, consumer, and retail industries. Credit quality positioning had limited impact on returns. Rating category returns for the first half were 1.15% for intermediate BBBs, 2.47% for BBs, 2.41% for Bs and 2.13% for CCCs. The Fund’s overweight to BBBs was a detractor, while the underweight to CCCs was a positive. The Fund’s duration was slightly long, which detracted from performance as interest rates rose.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	SBH Quality High Yield - Retail	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. High Yield - 2% Issuer Capped Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$10,240	$10,186	$9,961
Jun-2016	$10,677	$10,797	$10,126
Jun-2017	$11,611	$10,763	$11,411
Jun-2018	$11,719	$10,720	$11,710
Jun-2019	$12,578	$11,564	$12,586
Jun-2020	$12,847	$12,575	$12,585
Jun-2021	$14,210	$12,533	$14,516
Jun-2022	$12,642	$11,243	$12,655
Jun-2023	$13,603	$11,137	$13,802
Jun-2024	$14,851	$11,430	$15,242

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years	Since Inception (06/01/1988)
SBH Quality High Yield - Retail	1.98%	9.17%	3.38%	4.03%	6.71%
Bloomberg U.S. Aggregate Bond Index	-0.71%	2.63%	-0.23%	1.35%	5.33%
Bloomberg U.S. High Yield - 2% Issuer Capped Index	2.59%	10.43%	3.90%	4.31%	7.03%

Performance Inception Date										Jun. 01, 1988
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 67,465,633	$ 67,465,633	$ 67,465,633	$ 67,465,633	$ 67,465,633	$ 67,465,633	$ 67,465,633	$ 67,465,633	$ 67,465,633	$ 67,465,633
Holdings Count | Holding	64	64	64	64	64	64	64	64	64	64
Advisory Fees Paid, Amount	$ 113,332
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$67,465,633
Number of Portfolio Holdings	64
Portfolio Turnover	3%
Advisory Fee	$152,570
Fees Waived/Reimbursed	$(39,238)
Net Advisory Fee	$113,332
Advisory Fee %	0.45%
Fees Waived/Reimbursed %	-0.12%
Net Advisory Fee %	0.33%
Average maturity (years)	4.57
30-day SEC yield (with waivers)	6.02%
30-day SEC yield (without waivers)	5.69%

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Industrial	76.4%
Finance	13.4%
Utility	6.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Provident Funding Associates LP/PFG Finance Corp.	2.8%
IIP Operating Partnership LP	2.8%
Vista Outdoor, Inc.	2.6%
Occidental Petroleum Corp.	2.6%
Range Resources Corp.	2.5%
Outfront Media Capital LLC	2.5%
Goodyear Tire & Rubber Co.	2.5%
Vistra Operations Co. LLC	2.4%
KB Home	2.4%
ATS Automation Tooling Systems, Inc.	2.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
Updated Prospectus Web Address	www.sbhfunds.com
C000052678
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Quality High Yield Fund
Class Name	Institutional
Trading Symbol	WILTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Quality High Yield Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.sbhfunds.com
Expenses [Text Block]

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill Quality High Yield Fund – Institutional Class returned 2.07% against a return of 2.59% for the Bloomberg U.S. High Yield - 2% Issuer Cap Index and -0.71% for the Fund’s regulatory broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

  The top three negative effects occurred in the wireline, cable & satellite, and chemical industries. The top three positive effects occurred in the mortgage banking, consumer, and retail industries. Credit quality positioning had limited impact on returns. Rating category returns for the first half were 1.15% for intermediate BBBs, 2.47% for BBs, 2.41% for Bs and 2.13% for CCCs. The Fund’s overweight to BBBs was a detractor, while the underweight to CCCs was a positive. The Fund’s duration was slightly long, which detracted from performance as interest rates rose.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date									Sep. 28, 2007
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 67,465,633	$ 67,465,633	$ 67,465,633	$ 67,465,633	$ 67,465,633	$ 67,465,633	$ 67,465,633	$ 67,465,633	$ 67,465,633	$ 67,465,633
Holdings Count | Holding	64	64	64	64	64	64	64	64	64	64
Advisory Fees Paid, Amount	$ 113,332
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$67,465,633
Number of Portfolio Holdings	64
Portfolio Turnover	3%
Advisory Fee	$152,570
Fees Waived/Reimbursed	$(39,238)
Net Advisory Fee	$113,332
Advisory Fee %	0.45%
Fees Waived/Reimbursed %	-0.12%
Net Advisory Fee %	0.33%
Average maturity (years)	4.57
30-day SEC yield (with waivers)	6.13%
30-day SEC yield (without waivers)	6.07%

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Industrial	76.4%
Finance	13.4%
Utility	6.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Provident Funding Associates LP/PFG Finance Corp.	2.8%
IIP Operating Partnership LP	2.8%
Vista Outdoor, Inc.	2.6%
Occidental Petroleum Corp.	2.6%
Range Resources Corp.	2.5%
Outfront Media Capital LLC	2.5%
Goodyear Tire & Rubber Co.	2.5%
Vistra Operations Co. LLC	2.4%
KB Home	2.4%
ATS Automation Tooling Systems, Inc.	2.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
Updated Prospectus Web Address	www.sbhfunds.com
C000176020
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Municipal Opportunities Fund
Class Name	Retail
Trading Symbol	WTTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Municipal Opportunities Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.sbhfunds.com
Expenses [Text Block]

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill Municipal Opportunities Fund – Retail Class returned 0.84% against a return of -0.63% for the Bloomberg 1-15 Year Municipal Blend Index and -0.40% for the Fund’s regulatory broad-based securities market index, the Bloomberg Municipal Bond Index.

  Our heavy barbell strategy has continued to deliver as anticipated. We continue to be focused on the 0-2 Year and 15-20 Year parts of the curve. We continue to maintain a significant yield advantage through this curve positioning and taking advantage of neglected sectors of the municipal market. We continued drift up in credit quality, not so much driven by underlying credit fundamentals but the fact that investors are not being paid enough additional spread for the additional risk.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	SBH Municipal Opportunities - Retail	Bloomberg Municipal Bond Index	Bloomberg 1-15 Year Municipal Blend Index
Dec-2016	$10,000	$10,000	$10,000
Jun-2017	$10,649	$10,447	$10,394
Jun-2018	$11,024	$10,611	$10,499
Jun-2019	$11,662	$11,322	$11,142
Jun-2020	$12,232	$11,826	$11,608
Jun-2021	$12,971	$12,318	$11,965
Jun-2022	$11,713	$11,263	$11,184
Jun-2023	$11,792	$11,621	$11,495
Jun-2024	$12,300	$11,995	$11,805

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	Since Inception (12/16/2016)
SBH Municipal Opportunities - Retail	0.84%	4.31%	1.07%	2.78%
Bloomberg Municipal Bond Index	- 0.40%	3.21%	1.16%	2.44%
Bloomberg 1-15 Year Municipal Blend Index	- 0.63%	2.69%	1.16%	2.23%

Performance Inception Date										Dec. 16, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 180,012,221	$ 180,012,221	$ 180,012,221	$ 180,012,221	$ 180,012,221	$ 180,012,221	$ 180,012,221	$ 180,012,221	$ 180,012,221	$ 180,012,221
Holdings Count | Holding	121	121	121	121	121	121	121	121	121	121
Advisory Fees Paid, Amount	$ 216,188
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$180,012,221
Number of Portfolio Holdings	121
Portfolio Turnover	47%
Advisory Fee	$309,200
Fees Waived/Reimbursed	$(93,012)
Net Advisory Fee	$216,188
Advisory Fee %	0.35%
Fees Waived/Reimbursed %	-0.11%
Net Advisory Fee %	0.24%
Average maturity (years)	8.70
30-day SEC yield (with waivers)	3.83%
30-day SEC yield (without waivers)	3.83%

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Revenue	61.0%
General Obligation	18.4%
U.S. Treasury Obligations	4.4%
Local Authority	4.3%
Industrial	4.3%
Local	1.7%
Variable Rate Demand Note	1.7%
Certificate Participation	0.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
City of Whiting Indiana Environmental Facilities	5.9%
Virginia Small Business Financing Authority	4.4%
Federal Home Loan Mortgage Corp.	4.3%
IPMI 3 LLC	4.3%
Texas Department of Housing & Community Affairs	3.4%
Burke County Georgia Development Authority Pollution Control	3.3%
Indiana Finance Authority Environmental Refunding	3.2%
Southern California Public Power Authority No. 1	3.1%
Public Finance Authority Taxable Educational Facilities Wisconsin	2.9%
Long Island Power Authority	2.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
Updated Prospectus Web Address	www.sbhfunds.com
C000176021
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Municipal Opportunities Fund
Class Name	Institutional
Trading Symbol	WITAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Municipal Opportunities Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.sbhfunds.com
Expenses [Text Block]

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill Municipal Opportunities Fund – Institutional Class returned 0.81% against a return of -0.63% for the Bloomberg 1-15 Year Municipal Blend Index and -0.40% for the Fund’s regulatory broad-based securities market index, the Bloomberg Municipal Bond Index.

  Our heavy barbell strategy has continued to deliver as anticipated. We continue to be focused on the 0-2 Year and 15-20 Year parts of the curve. We continue to maintain a significant yield advantage through this curve positioning and taking advantage of neglected sectors of the municipal market. We continued drift up in credit quality, not so much driven by underlying credit fundamentals but the fact that investors are not being paid enough additional spread for the additional risk.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	Since Inception (12/16/2016)
SBH Municipal Opportunities - Inst	0.81%	4.36%	1.22%	2.94%
Bloomberg Municipal Bond Index	- 0.40%	3.21%	1.16%	2.44%
Bloomberg 1-15 Year Municipal Blend Index	- 0.63%	2.69%	1.16%	2.23%

Performance Inception Date										Dec. 16, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 180,012,221	$ 180,012,221	$ 180,012,221	$ 180,012,221	$ 180,012,221	$ 180,012,221	$ 180,012,221	$ 180,012,221	$ 180,012,221	$ 180,012,221
Holdings Count | Holding	121	121	121	121	121	121	121	121	121	121
Advisory Fees Paid, Amount	$ 216,188
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$180,012,221
Number of Portfolio Holdings	121
Portfolio Turnover	47%
Advisory Fee	$309,200
Fees Waived/Reimbursed	$(93,012)
Net Advisory Fee	$216,188
Advisory Fee %	0.35%
Fees Waived/Reimbursed %	-0.11%
Net Advisory Fee %	0.24%
Average maturity (years)	8.70
30-day SEC yield (with waivers)	3.80%
30-day SEC yield (without waivers)	3.52%

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Revenue	61.0%
General Obligation	18.4%
U.S. Treasury Obligations	4.4%
Local Authority	4.3%
Industrial	4.3%
Local	1.7%
Variable Rate Demand Note	1.7%
Certificate Participation	0.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
City of Whiting Indiana Environmental Facilities	5.9%
Virginia Small Business Financing Authority	4.4%
Federal Home Loan Mortgage Corp.	4.3%
IPMI 3 LLC	4.3%
Texas Department of Housing & Community Affairs	3.4%
Burke County Georgia Development Authority Pollution Control	3.3%
Indiana Finance Authority Environmental Refunding	3.2%
Southern California Public Power Authority No. 1	3.1%
Public Finance Authority Taxable Educational Facilities Wisconsin	2.9%
Long Island Power Authority	2.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
Updated Prospectus Web Address	www.sbhfunds.com
C000018312
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Colorado Tax-Free Fund
Class Name	Retail
Trading Symbol	WTCOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Colorado Tax-Free Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.sbhfunds.com
Expenses [Text Block]

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill Colorado Tax Free Fund – Retail Class returned 0.92% against a return of -0.63% for the Bloomberg 1-15 Year Municipal Blend Index and -0.40% for the Fund’s regulatory broad-based securities market index, the Bloomberg Municipal Bond Index.

  Our heavy barbell strategy has continued to deliver as anticipated. We continue to be focused on the 0-2 Year and 15-20 Year parts of the curve. We continue to maintain a significant yield advantage through this curve positioning and taking advantage of neglected sectors of the municipal market.

Issuance for Colorado has been low during the first half of this year and demand for bonds has so far outstripped supply. We continue to see broad strength in credit metrics across Colorado driven by rising incomes and home prices

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	SBH Colorado Tax Free - Retail	Bloomberg Municipal Bond Index	Bloomberg 1-15 Year Municipal Blend Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$10,268	$10,300	$10,221
Jun-2016	$10,944	$11,088	$10,848
Jun-2017	$10,870	$11,034	$10,831
Jun-2018	$11,048	$11,207	$10,940
Jun-2019	$11,673	$11,958	$11,610
Jun-2020	$12,125	$12,490	$12,095
Jun-2021	$12,682	$13,011	$12,468
Jun-2022	$11,664	$11,895	$11,654
Jun-2023	$11,583	$12,274	$11,978
Jun-2024	$12,070	$12,669	$12,300

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years	Since Inception (06/01/1991)
SBH Colorado Tax Free - Retail	0.92%	4.20%	0.67%	1.90%	3.94%
Bloomberg Municipal Bond Index	-0.40%	3.21%	1.16%	2.39%	4.86%
Bloomberg 1-15 Year Municipal Blend Index	-0.63%	2.69%	1.16%	2.09%	4.13%

Performance Inception Date										Jun. 01, 1991
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 334,992,271	$ 334,992,271	$ 334,992,271	$ 334,992,271	$ 334,992,271	$ 334,992,271	$ 334,992,271	$ 334,992,271	$ 334,992,271	$ 334,992,271
Holdings Count | Holding	158	158	158	158	158	158	158	158	158	158
Advisory Fees Paid, Amount	$ 544,629
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$334,992,271
Number of Portfolio Holdings	158
Portfolio Turnover	13%
Advisory Fee	$601,568
Fees Waived/Reimbursed	$(56,939)
Net Advisory Fee	$544,629
Advisory Fee %	0.35%
Fees Waived/Reimbursed %	-0.03%
Net Advisory Fee %	0.32%
Average maturity (years)	10.49
30-day SEC yield (with waivers)	3.32%
30-day SEC yield (without waivers)	3.32%

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Revenue	40.8%
General Obligation	16.6%
Certificate Participation	10.8%
Variable Rate Demand Note	9.2%
Local Authority	8.0%
Escrow to Maturity	2.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Colorado Housing & Finance Authority	13.2%
Colorado Health Facilities Authority	6.5%
Colorado Educational & Cultural Facilities Authority	4.8%
City of Colorado Springs Colorado Utilities System	4.8%
Denver Colorado City & County Airport System	4.5%
Rampart Range Colorado Metropolitan District No. 1, AGM	3.6%
Board of Trustees of the Colorado School of Mines, AGM	3.6%
University of Colorado Hospital Authority	3.0%
Berthoud Colorado COP	2.6%
Gunnison Watershed Colorado School District No. RE-1J COP	2.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
Updated Prospectus Web Address	www.sbhfunds.com
C000169263
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Colorado Tax-Free Fund
Class Name	Institutional
Trading Symbol	WICOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Colorado Tax-Free Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.sbhfunds.com
Expenses [Text Block]

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill Colorado Tax Free Fund – Institutional Class returned 1.08% against a return of -0.63% for the Bloomberg 1-15 Year Municipal Blend Index and -0.40% for the Fund’s regulatory broad-based securities market index, the Bloomberg Municipal Bond Index.

  Our heavy barbell strategy has continued to deliver as anticipated. We continue to be focused on the 0-2 Year and 15-20 Year parts of the curve. We continue to maintain a significant yield advantage through this curve positioning and taking advantage of neglected sectors of the municipal market.

  Issuance for Colorado has been low during the first half of this year and demand for bonds has so far outstripped supply. We continue to see broad strength in credit metrics across Colorado driven by rising incomes and home prices.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date								Apr. 29, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 334,992,271	$ 334,992,271	$ 334,992,271	$ 334,992,271	$ 334,992,271	$ 334,992,271	$ 334,992,271	$ 334,992,271	$ 334,992,271	$ 334,992,271
Holdings Count | Holding	158	158	158	158	158	158	158	158	158	158
Advisory Fees Paid, Amount	$ 544,629
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$334,992,271
Number of Portfolio Holdings	158
Portfolio Turnover	13%
Advisory Fee	$601,568
Fees Waived/Reimbursed	$(56,939)
Net Advisory Fee	$544,629
Advisory Fee %	0.35%
Fees Waived/Reimbursed %	-0.03%
Net Advisory Fee %	0.32%
Average maturity (years)	10.49
30-day SEC yield (with waivers)	3.44%
30-day SEC yield (without waivers)	3.42%

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Revenue	40.8%
General Obligation	16.6%
Certificate Participation	10.8%
Variable Rate Demand Note	9.2%
Local Authority	8.0%
Escrow to Maturity	2.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Colorado Housing & Finance Authority	13.2%
Colorado Health Facilities Authority	6.5%
Colorado Educational & Cultural Facilities Authority	4.8%
City of Colorado Springs Colorado Utilities System	4.8%
Denver Colorado City & County Airport System	4.5%
Rampart Range Colorado Metropolitan District No. 1, AGM	3.6%
Board of Trustees of the Colorado School of Mines, AGM	3.6%
University of Colorado Hospital Authority	3.0%
Berthoud Colorado COP	2.6%
Gunnison Watershed Colorado School District No. RE-1J COP	2.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
Updated Prospectus Web Address	www.sbhfunds.com
C000244704
Shareholder Report [Line Items]
Fund Name	Barrett Growth Fund
Trading Symbol	BGRWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Barrett Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.sbhfunds.com
Expenses [Text Block]

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$49	0.99%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill Barrett Growth Fund returned 19.90% against a return of 15.29% for the Fund’s regulatory broad-based securities market index, the S&P 500® Index.

  For the first half of 2024, the three sectors that contributed most to the Fund’s returns on an absolute basis were Information Technology, Financials, and Communication Services. Market participants continued to prefer the largest growth stocks, which mostly fall in the Information Technology and Communication Services sectors. The three individual securities that contributed the most on an absolute basis were NVIDIA Corp., Alphabet, Inc., and Microsoft Corp. In the case of NVIDIA, the company continued to grow earnings beyond consensus expectations due to increasing demand for its AI (artificial intelligence) related chips.

  The three sectors that detracted most from the Fund’s returns on an absolute basis were Materials, Industrials, and Health Care. The absolute contribution from these sectors was positive, but relatively lower than the outperforming sectors as mentioned above. The three individual securities that detracted the most on an absolute basis were Accenture PLC, Zoetis, Inc., and Starbucks Corp. The latter company has been encountering weaker economic trends in China and less pricing power.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Barrett Growth	S&P 500® Index
Jun-2014	$10,000	$10,000
Jun-2015	$11,040	$10,742
Jun-2016	$10,995	$11,171
Jun-2017	$12,574	$13,170
Jun-2018	$14,928	$15,064
Jun-2019	$16,972	$16,633
Jun-2020	$19,464	$17,881
Jun-2021	$26,241	$25,175
Jun-2022	$21,612	$22,503
Jun-2023	$26,055	$26,912
Jun-2024	$34,612	$33,521

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years	Since Inception (12/29/1998)
Barrett Growth	19.90%	32.84%	15.32%	13.22%	6.62%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%	7.96%

Performance Inception Date										Dec. 29, 1998
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 28,137,324	$ 28,137,324	$ 28,137,324	$ 28,137,324	$ 28,137,324	$ 28,137,324	$ 28,137,324	$ 28,137,324	$ 28,137,324	$ 28,137,324
Holdings Count | Holding	31	31	31	31	31	31	31	31	31	31
Advisory Fees Paid, Amount	$ 35,185
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$28,137,324
Number of Portfolio Holdings	31
Portfolio Turnover	3%
Advisory Fee	$87,271
Fees Waived/Reimbursed	$(52,086)
Net Advisory Fee	$35,185
Advisory Fee %	0.65%
Adviser Waiver %	-0.39%
Net %	0.26%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Information Technology	30.1%
Financials	18.5%
Health Care	16.5%
Consumer Discretionary	14.4%
Communication Services	6.6%
Industrials	5.4%
Consumer Staples	4.2%
Materials	2.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corp.	9.1%
Microsoft Corp.	7.3%
Alphabet, Inc.	5.5%
Visa, Inc.	5.4%
Ares Management Corp.	5.1%
Apple, Inc.	4.9%
Amazon.com, Inc.	4.8%
TJX Cos., Inc. (The)	4.7%
Costco Wholesale Corp.	4.2%
Tetra Tech, Inc.	3.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
Updated Prospectus Web Address	www.sbhfunds.com
C000244699
Shareholder Report [Line Items]
Fund Name	Barrett Opportunity Fund
Trading Symbol	SAOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Barrett Opportunity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.sbhfunds.com
Expenses [Text Block]

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$49	0.99%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill Barrett Opportunity Fund returned 12.78% against a return of 15.29% for the Fund’s regulatory broad-based securities market index, the S&P 500® Index.

  For the first half of 2024, the three sectors that contributed most to the Fund’s returns on an absolute basis were Financials, Communication Services, and Information Technology. Market participants continued to prefer the largest growth names, which mostly fall in the Information Technology and Communication Services sectors. The three individual securities that contributed the most on an absolute basis were Alphabet, Inc., Microsoft Corp., and Murphy USA, Inc. Microsoft has outperformed due to its ability to capitalize from a series of AI (artificial intelligence) enabled products.

  The three sectors that detracted most from the Fund’s returns on an absolute basis over the first half of 2024 were Real Estate, Consumer Staples, and Health Care. In general, real estate stocks have underperformed in a higher interest rate environment. The three individual securities that detracted the most on an absolute basis were Rayonier, Inc., Murphy Oil Corp., and Corpay, Inc. Corpay has underperformed in part due to the moderation of the U.S. economy. As consumers shifted focus more towards services, freight fundamentals declined to a degree.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Barrett Opportunity	S&P 500® Index
Jun-2014	$10,000	$10,000
Jun-2015	$9,695	$10,742
Jun-2016	$10,365	$11,171
Jun-2017	$12,746	$13,170
Jun-2018	$13,801	$15,064
Jun-2019	$13,903	$16,633
Jun-2020	$13,310	$17,881
Jun-2021	$17,640	$25,175
Jun-2022	$17,875	$22,503
Jun-2023	$20,049	$26,912
Jun-2024	$24,997	$33,521

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years	Since Inception (02/28/1979)
Barrett Opportunity	12.78%	24.68%	12.45%	9.59%	10.85%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%	12.21%

Performance Inception Date										Feb. 28, 1979
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 29,909,924	$ 29,909,924	$ 29,909,924	$ 29,909,924	$ 29,909,924	$ 29,909,924	$ 29,909,924	$ 29,909,924	$ 29,909,924	$ 29,909,924
Holdings Count | Holding	18	18	18	18	18	18	18	18	18	18
Advisory Fees Paid, Amount	$ 50,577
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$29,909,924
Number of Portfolio Holdings	18
Portfolio Turnover	0%
Advisory Fee	$105,990
Fees Waived/Reimbursed	$(55,413)
Net Advisory Fee	$50,577
Advisory Fee %	0.65%
Adviser Waiver %	-0.34%
Net %	0.31%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Financials	21.1%
Information Technology	18.3%
Industrials	17.9%
Energy	15.0%
Communication Services	9.2%
Consumer Discretionary	9.1%
Health Care	5.9%
Consumer Staples	2.5%
Real Estate	1.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	12.7%
General Dynamics Corp.	10.9%
Shell PLC	10.6%
Alphabet, Inc.	9.2%
Jefferies Financial Group, Inc.	9.0%
Automatic Data Processing, Inc.	6.9%
Murphy USA, Inc.	6.8%
Apple, Inc.	5.6%
Bank of New York Mellon Corp. (The)	5.3%
Murphy Oil Corp.	4.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
Updated Prospectus Web Address	www.sbhfunds.com
C000243104
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Select Equity ETF
Trading Symbol	USSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Segall Bryant & Hamill Select Equity ETF (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 836-4265.
Additional Information Phone Number	(800) 836-4265
Additional Information Website	www.sbhfunds.com
Expenses [Text Block]

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SBH Select Equity ETF	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill Select Equity ETF returned 12.82% against a return of 14.24% for the Russell 1000® Index and 13.56% for the Fund’s regulatory broad-based securities market index, the Russell 3000® Index.

  For the first half of 2024, the three sectors that contributed most to the Fund’s returns on an absolute basis were Information Technology, Financials, and Communication Services. Excitement around artificial intelligence drove strong performance for the Information Technology sector. The three individual securities that contributed the most on an absolute basis were Alphabet, Inc., Novo Nordisk A/S, and Microsoft Corp. Novo Nordisk delivered strong growth driven by robust demand for its GLP-1 franchises.

  The three sectors that detracted most from the Fund’s returns on an absolute basis over the first half of 2024 were Consumer Staples, Energy, and Materials. The Fund did not have any exposure to the Energy sector in the first half of the year. The three individual securities that detracted the most on an absolute basis were Global Life, Inc., O’Reilly Automotive, Inc., and Marvell Technology, Inc. Globe Life was the subject of a series of attacks by short sellers and the company has been adamant that those claims are unfounded.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	SBH Select Equity ETF - NAV	SBH Select Equity ETF - Market Price	Russell 1000® Total Return Index	Russell 3000® Total Return Index
08/29/23	$10,000	$10,000	$10,000	$10,000
09/30/23	$9,636	$9,688	$9,562	$9,555
12/31/23	$10,557	$10,557	$10,706	$10,709
03/31/24	$11,423	$11,435	$11,808	$11,782
06/30/24	$11,911	$11,907	$12,230	$12,160

Average Annual Return [Table Text Block]
	6 Months	Since Inception (08/29/2023)
SBH Select Equity ETF - NAV	12.82%	19.11%
SBH Select Equity ETF - Market Price	12.78%	19.07%
Russell 1000® Total Return Index	14.24%	22.30%
Russell 3000® Total Return Index	13.56%	21.60%

Performance Inception Date			Aug. 29, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 177,224,520	$ 177,224,520	$ 177,224,520	$ 177,224,520	$ 177,224,520	$ 177,224,520	$ 177,224,520	$ 177,224,520	$ 177,224,520	$ 177,224,520
Holdings Count | Holding	20	20	20	20	20	20	20	20	20	20
Advisory Fees Paid, Amount	$ 254,487
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$177,224,520
Number of Portfolio Holdings	20
Portfolio Turnover	49%
Advisory Fee	$328,876
Fees Waived/Reimbursed	$(74,389)
Net Advisory Fee	$254,487
Advisory Fee %	0.55%
Adviser Waiver %	-0.12%
Net %	0.43%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Information Technology	31.3%
Financials	20.4%
Health Care	18.2%
Industrials	8.4%
Communication Services	7.9%
Consumer Discretionary	4.6%
Materials	3.8%
Consumer Staples	3.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	9.6%
Alphabet, Inc.	7.9%
Reinsurance Group of America, Inc.	6.2%
Novo Nordisk A/S	5.8%
Visa, Inc.	5.4%
Quanta Services, Inc.	5.4%
Palo Alto Networks, Inc.	4.9%
TJX Cos., Inc. (The)	4.6%
UnitedHealth Group, Inc.	4.6%
Apple, Inc.	4.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
Updated Prospectus Web Address	www.sbhfunds.com